FINANCIAL INSTRUMENTS (Details 2) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 608	¥ 4,419
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	608	4,419
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities